Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Summary of Non-Current Assets Held For Sale and Discontinued Operations
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2024	December 31, 2023
Real estate held for sale - Villa del parque	1,509,906	—
Real estate held for sale - Lavallol	829,952	—
Real estate held for sale - Fisherton (1)	590,642	1,041,944
Real estate held for sale - Avellaneda	344,844	—
Real estate held for sale - Villa Lynch	272,859	272,859
Real estate held for sale - Bernal	201,437	201,437
Real estate held for sale - Mendoza	—	339,523
Total	3,749,640	1,855,763
(1) On January 13, 2025, the sale of the property held for sale - Fisherton took place. See Note 46 - Subsequent events.

Schedule of Impairment Loss on Non Current Assets Held For Sale

	December 31, 2024	December 31, 2023
Real estate held for sale - Fisherton	(990,686)	(539,384)
Total	(990,686)	(539,384)